UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
October 31, 2011

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 66.8% (50.5% of Total Investments)
	Capital Markets – 5.2%
381,200	Ameriprise Financial, Inc.	7.750%		A	$ 10,658,352
6,400	Credit Suisse	7.900%		A3	167,552
91,900	Deutsche Bank Capital Funding Trust I	7.350%		BBB	2,132,080
1,280,735	Deutsche Bank Capital Funding Trust II	6.550%		BBB	27,920,023
13,800	Deutsche Bank Capital Funding Trust IX	6.625%		BBB	304,152
40,500	Deutsche Bank Capital Funding Trust V	8.050%		BBB	1,003,590
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB	1,912,007
256,400	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	6,158,728
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	1,516,622
4,000	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A1	95,240
2,290	Morgan Stanley Capital Trust III	6.250%		Baa2	50,128
2,800	Morgan Stanley Capital Trust V	5.750%		Baa2	61,488
	Total Capital Markets				51,979,962
	Commercial Banks – 8.0%
2,200	ABN AMRO North America Capital Funding, 144A	6.968%		BB+	1,177,687
181,000	Banco Santander Finance	10.500%		BBB+	4,850,800
150,000	Barclays Bank PLC	8.125%		A-	3,699,000
172,828	BB&T Capital Trust VI	9.600%		Baa1	4,510,811
66,429	BB&T Capital Trust VII	8.100%		Baa1	1,703,904
235,100	CoBank ACB, 144A	7.000%		N/R	10,946,844
82,000	CoBank ACB	11.000%		A	4,407,500
42,800	CoBank ACB	11.000%		A	2,348,650
10,930	Fifth Third Capital Trust V	7.250%		Baa3	276,638
2,917	Fifth Third Capital Trust VI	7.250%		Baa3	73,800
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A3	113,932
10,500,000	HSBC Bank PLC	1.000%		A	4,620,000
404,800	HSBC Holdings PLC, (3)	8.000%		A-	10,828,400
102,700	HSBC Holdings PLC	6.200%		A-	2,486,367
6,166	KeyCorp Capital Trust X	8.000%		Baa3	156,555
5,600,000	National Australia Bank	8.000%		A+	5,929,000
83,096	National City Capital Trust II	6.625%		BBB	2,109,807
20,000	PNC Financial Services Inc.	6.750%		BBB	19,997,200
	Total Commercial Banks				80,236,895
	Consumer Finance – 0.1%
20,100	HSBC USA Inc., Series H	6.500%		A-	500,490
	Diversified Financial Services – 4.4%
139,900	Citigroup Capital Trust XI	6.000%		Baa3	3,156,144
94,800	Citigroup Capital Trust XII	8.500%		Baa3	2,426,880
271,589	Citigroup Capital XIII	7.875%		BB+	7,313,892
40,000	Citigroup Capital XVI	6.450%		Baa3	890,000
770,313	ING Groep N.V	7.200%		BBB-	15,953,182
729,055	ING Groep N.V	7.050%		BBB-	14,646,715
	Total Diversified Financial Services				44,386,813
	Diversified Telecommunication Services – 0.5%
148,300	Qwest Corporation	7.500%		BBB-	3,772,752
70,501	Telephone and Data Systems Inc.	6.875%		Baa2	1,797,776
	Total Diversified Telecommunication Services				5,570,528
	Electric Utilities – 1.3%
135,400	Alabama Power Company	6.450%		BBB+	3,875,825
59,650	Entergy Louisiana LLC	5.875%		A-	1,609,357
69,300	Entergy Texas Inc.	7.875%		BBB+	2,036,727
216,300	PPL Capital Funding, Inc.	6.850%		BBB-	5,762,232
	Total Electric Utilities				13,284,141
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A	7.875%		BBB-	4,730,909
	Insurance – 18.4%
1,717,889	Aegon N.V.	6.375%		Baa1	36,676,930
617,913	Allianz SE	8.375%		A+	16,181,597
907,229	Arch Capital Group Limited	8.000%		BBB	23,134,340
6,500,000	Dai-Ichi Mutual Life, 144A	7.250%		A3	6,642,135
401,957	Delphi Financial Group, Inc.	7.376%		BB+	9,293,246
310,216	EverestRe Capital Trust II	6.200%		Baa1	7,640,620
471,122	Markel Corporation	7.500%		BBB	12,013,611
579,002	PartnerRe Limited	6.750%		BBB+	14,469,260
106,700	PLC Capital Trust III	7.500%		BBB	2,700,577
442,669	PLC Capital Trust IV	7.250%		BBB	11,066,725
11,153	Protective Life Corporation	7.250%		BBB	279,383
200,842	Prudential Financial Inc.	9.000%		BBB+	5,497,046
317,875	Prudential PLC	6.750%		A-	8,064,489
4,000,000	Reinsurance Group of America Inc.	6.750%		BBB-	3,471,316
411	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	10,192,155
717,391	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	17,934,775
	Total Insurance				185,258,205
	Media – 7.1%
746,750	CBS Corporation	6.750%		Baa2	18,847,970
954,425	Comcast Corporation	7.000%		BBB+	24,223,307
141,449	Comcast Corporation	6.625%		BBB+	3,616,851
954,688	Viacom Inc.	6.850%		BBB+	24,373,185
	Total Media				71,061,313
	Multi-Utilities – 4.1%
543,823	Dominion Resources Inc.	8.375%		BBB	15,754,552
148,500	Scana Corporation	7.700%		BBB-	4,209,975
766,977	Xcel Energy Inc.	7.600%		BBB	21,237,593
	Total Multi-Utilities				41,202,120
	Oil, Gas & Consumable Fuels – 2.0%
791,821	Nexen Inc.	7.350%		BB+	20,151,844
	Pharmaceuticals – 0.0%
1,651	Bristol Myers Squibb Company (CORTS)	6.250%		A+	41,952
	Real Estate/Mortgage – 15.1%
42,916	Commonwealth REIT	7.125%		BB+	1,049,725
15,000	Digital Realty Trust Inc.	7.000%		Baa3	376,650
162,000	Duke Realty Corporation, Series L	6.600%		Baa3	3,934,980
8,710	Harris Preferred Capital Corporation, Series A	7.375%		A-	221,757
66,129	Kimco Realty Corporation, Series F	6.650%		Baa2	1,675,709
909,886	Kimco Realty Corporation, Series G	7.750%		Baa2	23,329,477
62,865	Kimco Realty Corporation, Series H	6.900%		Baa2	1,664,037
82,301	Prologis Inc., Series C	8.540%		Baa3	4,724,596
87,050	Prologis Inc., Series G	6.750%		BB	2,023,042
16,607	Prologis Inc., Series L	6.500%		Baa2	389,932
6,524	Prologis Inc., Series R	6.750%		BB	151,422
40,581	PS Business Parks, Inc.	7.375%		BBB-	1,020,206
10,357	Public Storage, Inc., Series C	6.600%		BBB+	261,929
107,287	Public Storage, Inc., Series E	6.750%		BBB+	2,719,725
6,978	Public Storage, Inc., Series F	6.450%		BBB+	175,915
15,817	Public Storage, Inc., Series H	6.950%		BBB+	399,063
36,400	Public Storage, Inc., Series Q	6.500%		BBB+	933,468
67,600	Public Storage, Inc., Series Y, (3)	6.850%		BBB+	1,850,550
446,756	Realty Income Corporation	6.750%		Baa2	11,401,213
222,744	Regency Centers Corporation	7.250%		Baa3	5,575,282
1,079,521	Vornado Realty LP	7.875%		BBB	28,887,982
1,764,827	Wachovia Preferred Funding Corporation	7.250%		A-	46,291,412
155,931	Weingarten Realty Trust	8.100%		BBB	3,586,413
148,974	Weingarten Realty Trust	6.950%		Baa3	3,746,696
230,192	Weingarten Realty Trust	6.500%		Baa3	5,800,839
	Total Real Estate/Mortgage				152,192,020
	Wireless Telecommunication Services – 0.1%
24,050	Telephone and Data Systems Inc.	7.000%		Baa2	610,870
	Total $25 Par (or similar) Preferred Securities (cost $664,245,153)				671,208,062

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 6.3% (4.8% of Total Investments)
	Capital Markets – 0.0%
$ 600	Man Group PLC	5.000%	8/09/17	Baa3	$ 503,416
	Commercial Banks – 1.5%
1,000	Den Norske Bank	0.875%	2/18/35	Baa1	500,000
1,000	Den Norske Bank	0.650%	2/24/37	Baa1	500,000
5,000	Groupe BCPE	3.800%	12/30/49	BBB	2,170,000
6,500	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	5,590,000
7,500	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	6,150,000
650	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Baa3	648,641
21,650	Total Commercial Banks				15,558,641
	Diversified Financial Services – 0.2%
2,600	Fortis Hybrid Financing	8.250%	8/27/49	BBB	1,963,000
	Electric Utilities – 1.1%
8,000	FPL Group Capital Inc.	6.650%	6/15/17	BBB	7,960,000
2,900	WPS Resource Corporation	6.110%	12/01/16	Baa2	2,769,500
10,900	Total Electric Utilities				10,729,500
	Food & Staples Retailing – 0.5%
5,050	CVS Caremark Corporation	6.302%	6/01/37	BBB-	4,904,813
	Insurance – 2.8%
2,000	AXA SA	3.675%	8/06/49	A3	1,009,082
5,200	Prudential PLC., Convertible Bond	11.750%	12/23/14	A-	5,827,380
22,700	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	21,313,756
29,900	Total Insurance				28,150,218
	Multi-Utilities – 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	1,980,000
$ 72,700	Total Corporate Bonds (cost $68,502,685)				63,789,588

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 54.0% (40.9% of Total Investments)
	Capital Markets – 1.4%
6,200	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 4,836,000
800	BNY Institutional Capital, 144A	7.780%	12/01/26	A1	814,000
8,200	Credit Suisse Guernsey	0.976%	5/15/17	A3	5,377,478
4,200	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Baa3	3,276,000
	Total Capital Markets				14,303,478
	Commercial Banks – 20.1%
5,500	AB Svensk Exportkredit, (3)	6.375%	10/27/49	Aa3	4,866,559
13,900	AgFirst Farm Credit Bank	8.393%	12/15/16	A	13,900,000
2,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,760,632
3,900	American Express Company	6.800%	9/01/16	Baa2	3,861,000
12,974	Banco Santander Finance	10.500%	9/29/49	BBB+	13,454,077
600	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	546,000
14,420	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	12,545,400
1,000	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	910,000
2,400	Barclays Bank PLC, 144A	6.860%	6/15/32	A-	1,908,000
5,000	Barclays Bank PLC	6.278%	12/15/34	A-	3,800,000
9,153	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	9,153,000
8,500	Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	8,776,250
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,508,532
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	17,539,111
6,800	Fulton Capital Trust I	6.290%	2/01/36	Baa3	5,610,000
5,500	HSBC Bank PLC	0.850%	6/11/49	A	2,420,000
4,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	5,824,125
1,300	HSBC Financial Capital Trust IX	5.911%	11/30/15	Baa1	1,144,000
6,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	6,246,036
300	NB Capital Trust IV	8.250%	4/15/27	BB+	279,000
11,900	Nordea Bank AB	8.375%	3/25/15	A-	12,435,500
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	7,920,000
10,530	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	12,741,300
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	7,977,064
800	Societe Generale, 144A	1.128%	12/31/49	BBB	438,152
1,300	Societe Generale, 144A	5.922%	4/05/57	BBB	888,494
24,144	Societe Generale	8.750%	10/07/49	BBB	20,763,840
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	4,817,030
650	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	582,020
— (4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B	16,200,000
	Total Commercial Banks				201,815,122
	Consumer Finance – 0.8%
7,019	Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	6,808,430
1,180	Capital One Capital VI	8.875%	5/15/40	Baa3	1,221,016
	Total Consumer Finance				8,029,446
	Diversified Financial Services – 3.7%
3,400	Bank One Capital III	8.750%	9/01/30	A2	4,144,597
3,000	CitiGroup Capital XXI	8.300%	12/21/37	Baa3	3,030,000
12,811	Countrywide Capital Trust III, Series B	8.050%	6/15/27	BB+	11,786,120
17,861	JPMorgan Chase Capital Trust XI	5.875%		A2	446,346
3,000	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	3,098,766
1,775	JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	1,826,081
8,000	JPMorgan Chase Capital Trust XXVII, (5)	7.000%	11/01/39	A2	8,040,000
1,800	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,797,750
3,200	MBNA Corporation Capital Trust	8.278%	12/01/26	BB+	2,944,000
	Total Diversified Financial Services				37,113,660
	Diversified Telecommunication Services – 3.6%
31	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	36,123,047
	Electric Utilities – 1.6%
6,400	Dominion Resources Inc.	7.500%	6/30/16	BBB	6,720,000
1,700	FPL Group Capital Inc.	6.350%	10/01/16	BBB	1,675,350
7,700	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	7,430,500
	Total Electric Utilities				15,825,850
	Insurance – 21.8%
8,714	Allstate Corporation	6.125%	5/15/67	Baa1	8,038,665
8,250	AXA SA, 144A	6.379%	12/14/36	Baa1	6,166,875
13,550	AXA	8.600%	12/15/30	A3	14,572,185
117	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	11,553,300
9,600	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	8,544,000
23,200	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	17,400,000
6,600	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	6,435,000
2,200	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	2,673,000
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	9,537,710
5,946	Lincoln National Corporation	7.000%	5/17/66	BBB	5,589,240
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,200,000
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	17,573,524
1,400	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	1,638,000
18,600	National Financial Services Inc.	6.750%	5/15/37	Baa2	16,129,827
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,124,034
14,200	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	13,416,444
15,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	15,054,000
6,300	Progressive Corporation, (5)	6.700%	6/15/67	A2	6,252,750
5,600	Prudential Financial Inc.	8.875%	6/15/18	BBB+	6,328,000
8,250	Prudential PLC	6.500%	6/29/49	A-	7,528,125
10,400	Swiss Re Capital I	6.854%	5/25/16	A	9,378,075
2,600	White Mountains Re Group Limited	7.506%	6/30/17	BB+	2,417,194
29,650	XL Capital Ltd	6.500%	10/15/57	BBB-	24,906,000
3,600	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	3,456,000
957	ZFS Finance USA Trust V	6.500%	5/09/67	A	885,225
	Total Insurance				218,797,173
	Oil, Gas & Consumable Fuels – 0.2%
	TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	1,656,158
	Road & Rail – 0.6%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,504,000
	Thrifts & Mortgage Finance – 0.0%
500	Onbank Capital Trust I	9.250%	2/01/27	Baa2	500,638
	U.S. Agency – 0.2%
2	Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,923,125
	Total Capital Preferred Securities (cost $556,146,773)				542,591,697

Shares	Description (1)	Coupon		Ratings	Value
	Convertible Preferred Securites – 0.3% (0.2% of Total Investments)
3,100,000	Credit Suisse AG	7.875%		BBB+	$ 3,092,250
	Total Convertible Preferred Securities (cost $3,219,541)				3,092,250

Shares	Description (1)				Value
	Investment Companies – 3.8% (2.9% of Total Investments)
838,654	BlackRock Credit Allocation Income Trust II				$ 8,168,490
1,025,979	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				17,657,099
728,065	John Hancock Preferred Income Fund III				12,661,050
	Total Investment Companies (cost $50,903,795)				38,486,639

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 0.9% (0.7% of Total Investments)
$ 8,703	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/11, repurchase price $8,702,698, collateralized by $8,630,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $8,878,113	0.010%	11/01/11		$ 8,702,696
	Total Short-Term Investments (cost $8,702,696)				8,702,696
	Total Investments (cost $1,351,720,643) – 132.1%				1,327,870,932
	Borrowings – (32.3)% (6), (7)				(325,000,000)
	Other Assets Less Liabilities – 0.2% (8)				1,980,539
	Net Assets Applicable to Common Shares – 100%				$ 1,004,851,471

Investments in Derivatives at October 31, 2011

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$77,200,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$ (17,564)
JPMorgan	77,200,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(1,362,956)
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(3,542,943)
							$(4,923,463)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

		Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities		$ 580,304,253	$ 90,903,809	$ —	$ 671,208,062
Corporate Bonds		—	63,789,588	—	63,789,588
Capital Preferred Securities		446,346	542,145,351	—	542,591,697
Convertible Preferred Securities		—	3,092,250	—	3,092,250
Investment Companies		38,486,639	—	—	38,486,639
Short-Term Investments		—	8,702,696	—	8,702,696
Derivatives:
Interest Rate Swaps*		—	(4,923,463)	—	(4,923,463)
Total		$ 619,237,238	$ 703,710,231	$ —	$ 1,322,947,469

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable.  Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$ —	Unrealized depreciation on interest rate swaps*	$ 4,923,463

* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $1,351,266,215
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation					$ 47,204,465
Depreciation					(70,599,748)
Net unrealized appreciation (depreciation) of investments					$ (23,395,283)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Principal Amount (000) rounds to less than $1,000.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Borrowings as a percentage of Total Investments is 24.5%.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of October 31, 2011, investments with a value of $821,086,433 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at October 31, 2011.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2011